Shareholder Report, Line Graph (Details) - USD ($)				5 Months Ended	11 Months Ended	12 Months Ended		17 Months Ended	23 Months Ended	24 Months Ended	29 Months Ended	35 Months Ended	36 Months Ended	41 Months Ended	47 Months Ended	48 Months Ended	53 Months Ended	59 Months Ended	60 Months Ended	65 Months Ended	72 Months Ended	77 Months Ended	84 Months Ended	89 Months Ended	96 Months Ended	101 Months Ended	108 Months Ended	113 Months Ended	120 Months Ended
	Sep. 23, 2020	Mar. 30, 2016	Aug. 31, 2015	Aug. 31, 2016	Aug. 31, 2021	Aug. 31, 2025	Aug. 31, 2016	Aug. 31, 2017	Aug. 31, 2022	Aug. 31, 2017	Aug. 31, 2018	Aug. 31, 2023	Aug. 31, 2018	Aug. 31, 2019	Aug. 31, 2024	Aug. 31, 2019	Aug. 31, 2020	Aug. 31, 2025	Aug. 31, 2020	Aug. 31, 2021	Aug. 31, 2021	Aug. 31, 2022	Aug. 31, 2022	Aug. 31, 2023	Aug. 31, 2023	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2025	Aug. 31, 2025
C000106459 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2010 Lifetime Portfolio (Class R6/JLAIX)
Accumulated Value			$ 1,000,000				$ 1,070,088.78			$ 1,158,840.766316			$ 1,204,628.175782			$ 1,265,990.055836			$ 1,377,752.404899		$ 1,559,186.828022		$ 1,399,861.462327		$ 1,465,568.593603		$ 1,638,043.857673		$ 1,754,715.218621
C000113503 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2010 Lifetime Portfolio (Class R2/JLAEX)
Accumulated Value			10,000				10,633.4362			11,457.605768			11,852.340338			12,386.859079			13,416.252281		15,106.305228		13,506.457018		14,064.097704		15,650.034275		16,684.566958
C000153956 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2010 Lifetime Portfolio (Class I/JHRLX)
Accumulated Value			250,000				267,170.8			288,988.055694			300,079.298786			315,023.142838			342,418.468906		386,677.795498		347,087.866741		362,533.568365		405,390.91644		433,302.137792
C000037307 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2010 Lifetime Portfolio (Class A/JLAAX)
Accumulated Value			9,500				10,130.30429			10,911.828091			11,309.590195			11,818.54754			12,823.565504		14,441.601579		12,907.687878		13,472.095505		14,982.181612		15,985.332459
C000037309 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2010 Lifetime Portfolio (Class 1/JLAOX)
Accumulated Value			10,000				10,694.5465			11,575.527735			12,026.980725			12,618.813894			13,741.844417		15,528.137153		13,932.917182		14,579.778917		16,291.014567		17,445.134063
C000037340 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2015 Lifetime Portfolio (Class 1/JLBOX)
Accumulated Value			10,000				10,695.7922			11,695.01129			12,257.914989			12,783.064293			14,085.276075		16,154.96626		14,291.680561		15,004.027369		16,887.258614		18,161.694088
C000037330 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2015 Lifetime Portfolio (Class A/JLBAX)
Accumulated Value			9,500				10,129.93018			11,022.691158			11,523.534798			11,967.555147			13,121.701737		15,015.298058		13,233.568226		13,836.215792		15,517.621238		16,626.955652
C000153957 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2015 Lifetime Portfolio (Class I/JHREX)
Accumulated Value			250,000				267,441.205			292,236.508183			306,416.562918			319,325.175699			351,171.437152		402,908.007927		355,795.978589		373,296.216519		419,855.06451		451,232.323966
C000113504 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2015 Lifetime Portfolio (Class R2/JLBKX)
Accumulated Value			10,000				10,653.8379			11,599.643866			12,082.023292			12,550.199037			13,744.651555		15,730.725253		13,837.952794		14,456.121406		16,213.336545		17,344.744513
C000037338 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2015 Lifetime Portfolio (Class R4/JLBGX)
Accumulated Value			10,000				10,684.9972			11,650.994567			12,189.37689			12,683.965611			13,933.656747		16,061.511032		14,189.647606		14,869.971254		16,740.892152		17,987.807203
C000037339 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2015 Lifetime Portfolio (Class R5/JLBHX)
Accumulated Value			10,000				10,695.7922			11,695.057603			12,257.951836			12,781.769421			14,067.166529		16,149.022913		14,266.819249		14,977.42512		16,857.553876		18,106.395857
C000106460 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2015 Lifetime Portfolio (Class R6/JLBJX)
Accumulated Value			1,000,000				1,071,090.82			1,170,577.569867			1,228,654.757593			1,280,652.667876			1,411,772.931603		1,621,589.396455		1,435,322.141309		1,505,572.792198		1,697,251.916593		1,825,881.836129
C000106461 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2020 Lifetime Portfolio (Class R6/JLDIX)
Accumulated Value			1,000,000				1,071,054.93			1,187,986.238086			1,263,534.143921			1,305,014.428354			1,459,297.044716		1,704,026.543921		1,487,164.048856		1,563,482.125312		1,775,292.005066		1,914,046.467044
C000037350 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2020 Lifetime Portfolio (Class R5/JLDHX)
Accumulated Value			10,000				10,714.4367			11,876.185821			12,623.712386			13,039.536841			14,569.729358		16,999.321332		14,831.657292		15,582.465892		17,678.917764		19,068.684361
C000037349 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2020 Lifetime Portfolio (Class R4/JLDGX)
Accumulated Value			10,000				10,694.0616			11,821.872308			12,543.665115			12,928.431129			14,409.355248		16,794.809456		14,612.332197		15,339.251741		17,360.819091		18,675.256877
C000113505 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2020 Lifetime Portfolio (Class R2/JLDEX)
Accumulated Value			10,000				10,666.1096			11,772.068478			12,448.179926			12,793.384636			14,238.760891		16,544.997899		14,373.397601		15,026.600823		16,968.353058		18,229.141226
C000153958 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2020 Lifetime Portfolio (Class I/JHRVX)
Accumulated Value			250,000				267,903.76			296,739.776777			315,220.234519			325,414.113313			363,652.116725		423,920.323854		369,723.823087		388,115.742061		440,446.540267		474,667.827017
C000037341 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2020 Lifetime Portfolio (Class A/JLDAX)
Accumulated Value			9,500				10,138.175325			11,194.356237			11,857.218176			12,199.459349			13,580.557946		15,793.082212		13,728.772226		14,381.787455		16,239.898574		17,453.752554
C000037351 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2020 Lifetime Portfolio (Class 1/JLDOX)
Accumulated Value			10,000				10,714.4367			11,876.152714			12,623.66615			13,042.267424			14,574.129207		17,005.907632		14,822.983923		15,593.296302		17,693.625524		19,065.743536
C000037362 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2025 Lifetime Portfolio (Class 1/JLEOX)
Accumulated Value			10,000				10,733.8985			12,094.683759			13,027.1153			13,307.42951			15,131.563641		18,156.754515		15,542.792113		16,461.868652		18,848.392667		20,427.556618
C000037352 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2025 Lifetime Portfolio (Class A/JLEAX)
Accumulated Value			9,500				10,155.997705			11,396.877106			12,240.254673			12,460.336166			14,109.623019		16,878.812766		14,392.676902		15,174.557204		17,321.754013		18,715.532148
C000153959 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2025 Lifetime Portfolio (Class I/JHRNX)
Accumulated Value			250,000				268,158.5275			301,973.942627			325,328.37785			332,393.84004			377,632.605106		452,793.770358		387,444.390954		409,540.17022		469,087.904803		508,000.041189
C000113506 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2025 Lifetime Portfolio (Class R2/JLEEX)
Accumulated Value			10,000				10,685.1698			11,989.260368			12,859.732105			13,079.273066			14,800.608074		17,687.54379		15,074.909091		15,884.41573		18,099.735611		19,534.344728
C000037360 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2025 Lifetime Portfolio (Class R4/JLEGX)
Accumulated Value			10,000				10,710.899			12,044.461729			12,954.7424			13,201.57403			14,977.628386		17,936.716339		15,324.685609		16,190.744892		18,498.400752		20,025.245061
C000037361 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2025 Lifetime Portfolio (Class R5/JLEHX)
Accumulated Value			10,000				10,733.8985			12,094.726802			13,027.193833			13,306.081171			15,129.990426		18,153.338645		15,538.383071		16,436.126982		18,820.043385		20,416.585117
C000106462 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2025 Lifetime Portfolio (Class R6/JLEIX)
Accumulated Value			1,000,000				1,074,003.96			1,210,901.069258			1,304,948.364784			1,335,075.74683			1,517,644.765162		1,822,114.415126		1,560,433.311954		1,651,581.810702		1,894,314.805937		2,054,079.858047
C000106463 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2030 Lifetime Portfolio (Class R6/JLFIX)
Accumulated Value			1,000,000				1,074,668.31			1,227,911.529639			1,341,336.112059			1,356,031.495409			1,566,196.524896		1,926,172.230516		1,617,457.461032		1,730,583.244585		2,016,778.344823		2,210,770.095859
C000037372 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2030 Lifetime Portfolio (Class R5/JLFHX)
Accumulated Value			10,000				10,741.2493			12,266.855684			13,393.733698			13,531.587497			15,620.188839		19,200.908913		16,114.616641		17,232.501134		20,073.083874		21,993.25942
C000037371 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2030 Lifetime Portfolio (Class R4/JLFGX)
Accumulated Value			10,000				10,719.6067			12,219.449476			13,304.426248			13,419.151513			15,463.164723		18,968.198106		15,881.363812		16,963.751492		19,709.679714		21,557.770644
C000113507 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2030 Lifetime Portfolio (Class R2/JLFEX)
Accumulated Value			10,000				10,693.1741			12,162.055754			13,214.683504			13,291.163749			15,285.063331		18,691.587159		15,626.280136		16,625.589189		19,283.285883		21,046.903971
C000153960 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2030 Lifetime Portfolio (Class I/JHRGX)
Accumulated Value			250,000				268,567.13			306,747.095136			334,396.4194			337,612.293046			389,752.467112		478,779.838678		401,658.269532		429,131.58672		499,993.733747		547,407.23953
C000037363 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2030 Lifetime Portfolio (Class A/JLFAX)
Accumulated Value			9,500				10,163.60882			11,570.127472			12,586.800474			12,673.193881			14,583.248237		17,845.626013		14,930.020662		15,909.876126		18,458.272354		20,163.810444
C000037373 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2030 Lifetime Portfolio (Class 1/JLFOX)
Accumulated Value			10,000				10,740.6119			12,275.625461			13,391.017761			13,541.422994			15,630.911144		19,212.316618		16,113.145932		17,248.907126		20,090.791527		22,012.821901
C000037384 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2035 Lifetime Portfolio (Class 1/JLHOX)
Accumulated Value			10,000				10,750.2612			12,415.156195			13,712.194007			13,698.230743			15,973.74563		20,070.40534		16,630.766167		17,970.777678		21,262.720982		23,501.934488
C000037374 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2035 Lifetime Portfolio (Class A/JLHAX)
Accumulated Value			9,500				10,176.191285			11,707.521239			12,884.060508			12,825.044038			14,903.909804		18,645.180604		15,403.283201		16,585.187749		19,533.705412		21,537.905389
C000153961 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2035 Lifetime Portfolio (Class I/JHRMX)
Accumulated Value			250,000				268,566.225			309,953.846014			341,871.975613			341,259.734185			397,564.392722		499,047.868326		413,263.331343		445,860.092365		527,148.952176		582,063.408025
C000113508 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2035 Lifetime Portfolio (Class R2/JLHEX)
Accumulated Value			10,000				10,711.0067			12,307.728495			13,527.965437			13,450.325061			15,620.132038		19,538.946846		16,115.446101		17,322.176023		20,405.604769		22,464.822498
C000037382 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2035 Lifetime Portfolio (Class R4/JLHGX)
Accumulated Value			10,000				10,738.0381			12,367.563623			13,624.807968			13,574.995398			15,804.68527		19,807.82176		16,397.852951		17,677.022075		20,874.922996		23,046.865005
C000037383 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2035 Lifetime Portfolio (Class R5/JLHHX)
Accumulated Value			10,000				10,759.6337			12,415.209177			13,701.183372			13,682.697461			15,968.736876		20,062.511644		16,622.649573		17,960.101973		21,228.007363		23,483.575487
C000106464 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2035 Lifetime Portfolio (Class R6/JLHIX)
Accumulated Value			1,000,000				1,075,631.04			1,241,899.7628			1,372,381.998094			1,371,763.067537			1,600,582.94159		2,012,345.996082		1,667,949.178238		1,803,279.218904		2,132,793.061722		2,360,767.482713
C000106465 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2040 Lifetime Portfolio (Class R6/JLIIX)
Accumulated Value			1,000,000				1,077,400.05			1,252,330.676176			1,393,762.252867			1,383,850.944672			1,628,278.904085		2,084,452.913824		1,715,151.391619		1,873,279.070957		2,245,637.701756		2,508,735.200142
C000037394 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2040 Lifetime Portfolio (Class R5/JLIHX)
Accumulated Value			10,000				10,757.7217			12,505.830068			13,908.623283			13,800.204174			16,236.731238		20,777.501991		17,083.574007		18,662.791376		22,346.212574		24,942.488735
C000037393 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2040 Lifetime Portfolio (Class R4/JLIGX)
Accumulated Value			10,000				10,739.4939			12,458.231764			13,825.168014			13,694.968803			16,070.380452		20,523.974468		16,838.355893		18,366.380282		21,949.429291		24,459.990307
C000113509 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2040 Lifetime Portfolio (Class R2/JLIEX)
Accumulated Value			10,000				10,710.4296			12,390.939703			13,717.80539			13,556.207585			15,866.853272		20,217.553959		16,535.107452		17,996.809793		21,449.794699		23,839.856735
C000153962 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2040 Lifetime Portfolio (Class I/JHRDX)
Accumulated Value			250,000				268,770.1875			312,262.46367			347,124.160195			344,185.105057			404,441.883957		517,505.339584		425,085.887782		464,127.169998		555,610.789143		619,913.264822
C000037385 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2040 Lifetime Portfolio (Class A/JLIAX)
Accumulated Value			9,500				10,183.951645			11,794.312116			13,071.074119			12,928.390405			15,149.428147		19,312.228765		15,812.396179		17,215.358304		20,550.465395		22,868.934787
C000037395 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2040 Lifetime Portfolio (Class 1/JLIOX)
Accumulated Value			10,000				10,759.0275			12,508.942869			13,914.086056			13,807.299341			16,236.389761		20,771.93935		17,087.031791		18,672.43922		22,347.233703		24,973.931128
C000037406 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2045 Lifetime Portfolio (Class 1/JLJOX)
Accumulated Value			10,000				10,756.4869			12,506.793635			13,946.962303			13,814.33506			16,252.448881		21,033.853519		17,218.390737		18,996.022218		22,990.17372		25,854.8565
C000037396 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2045 Lifetime Portfolio (Class A/JLJAX)
Accumulated Value			9,500				10,182.18702			11,794.52157			13,106.494495			12,937.197381			15,155.547413		19,540.152004		15,941.832817		17,529.646221		21,128.924337		23,690.21755
C000153963 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2045 Lifetime Portfolio (Class I/JHROX)
Accumulated Value			250,000				268,961.82			312,523.809665			348,059.476329			344,155.495058			405,074.04281		523,688.577463		428,230.147006		472,648.931373		571,266.714973		642,137.909391
C000113510 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2045 Lifetime Portfolio (Class R2/JLJEX)
Accumulated Value			10,000				10,718.0637			12,411.403617			13,764.505141			13,576.908976			15,895.428082		20,474.20358		16,691.27159		18,323.618364		22,066.799006		24,725.59849
C000037404 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2045 Lifetime Portfolio (Class R4/JLJGX)
Accumulated Value			10,000				10,746.4982			12,466.318768			13,866.405544			13,710.140999			16,093.470917		20,788.662843		16,973.881885		18,710.947541		22,564.95573		25,348.479086
C000037405 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2045 Lifetime Portfolio (Class R5/JLJHX)
Accumulated Value			10,000				10,755.7843			12,514.610375			13,943.164663			13,805.49836			16,250.894724		21,021.507217		17,211.547597		19,002.564717		22,962.323903		25,858.763885
C000106466 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2045 Lifetime Portfolio (Class R6/JLJIX)
Accumulated Value			1,000,000				1,077,215.3			1,253,194.771383			1,397,120.193185			1,384,622.268468			1,629,970.369791		2,110,763.235059		1,728,231.893594		1,907,691.510707		2,307,942.664108		2,599,195.496515
C000106467 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2050 Lifetime Portfolio (Class R6/JLKRX)
Accumulated Value			1,000,000				1,076,191.94			1,251,746.030022			1,395,466.452135			1,382,902.035021			1,627,919.251926		2,106,532.281796		1,723,134.98038		1,908,063.394527		2,319,589.031317		2,625,357.976498
C000037416 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2050 Lifetime Portfolio (Class R5/JLKHX)
Accumulated Value			10,000				10,765.3719			12,518.973149			13,951.741333			13,805.047702			16,244.582686		21,014.590126		17,192.789765		19,027.798567		23,102.984469		26,138.532266
C000037415 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2050 Lifetime Portfolio (Class R4/JLKGX)
Accumulated Value			10,000				10,740.8445			12,457.240688			13,848.699898			13,691.61825			16,069.262231		20,754.32409		16,937.358989		18,706.573349		22,668.48753		25,591.231062
C000113511 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2050 Lifetime Portfolio (Class R2/JLKEX)
Accumulated Value			10,000				10,708.214			12,398.647571			13,752.058523			13,553.548796			15,873.82283		20,441.545668		16,630.663673		18,332.369724		22,170.909641		24,955.354626
C000153964 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2050 Lifetime Portfolio (Class I/JHRPX)
Accumulated Value			250,000				268,960.9			312,510.812242			347,789.329682			344,456.603651			404,710.27892		523,381.855167		427,555.290351		473,267.214575		574,411.593061		649,108.553384
C000037407 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2050 Lifetime Portfolio (Class A/JLKAX)
Accumulated Value			9,500				10,180.043535			11,795.571448			13,093.321634			12,918.822223			15,141.139984		19,519.853345		15,897.03864		17,541.683146		21,229.031424		23,930.840276
C000037417 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2050 Lifetime Portfolio (Class 1/JLKOX)
Accumulated Value			10,000				10,766.5629			12,508.461748			13,939.659177			13,805.078598			16,246.785058		21,022.978699		17,184.729596		19,021.655866		23,105.34992		26,129.772988
C000138478 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2055 Lifetime Portfolio (Class 1/JLKUX)
Accumulated Value			10,000				10,763.2511			12,509.227484			13,938.356437			13,806.874666			16,241.394485		21,023.408844		17,192.999885		19,036.063683		23,111.373678		26,135.096173
C000138479 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2055 Lifetime Portfolio (Class A/JLKLX)
Accumulated Value			9,500				10,187.082845			11,789.853466			13,096.874971			12,926.2794			15,157.38224		19,533.385943		15,912.435506		17,547.98055		21,249.901298		23,937.487452
C000153974 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2055 Lifetime Portfolio (Class I/JHRTX)
Accumulated Value			250,000				268,890.6			312,041.797797			347,828.985388			344,316.803078			404,808.758272		523,310.842789		427,619.818175		473,089.766634		574,558.234825		648,813.894034
C000138473 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2055 Lifetime Portfolio (Class R2/JLKNX)
Accumulated Value			10,000				10,731.2067			12,441.238546			13,807.709789			13,621.508128			15,947.344953		20,539.289002		16,716.194682		18,418.459281		22,271.297611		25,070.660525
C000138475 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2055 Lifetime Portfolio (Class R4/JLKQX)
Accumulated Value			10,000				10,741.9992			12,471.363749			13,883.246964			13,738.688349			16,147.356152		20,861.364927		17,050.328171		18,851.264992		22,871.678236		25,840.866696
C000138476 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2055 Lifetime Portfolio (Class R5/JLKSX)
Accumulated Value			10,000				10,762.477			12,510.763899			13,930.907374			13,796.406414			16,241.426943		21,017.639513		17,189.549495		19,009.965588		23,095.749357		26,131.199675
C000138477 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2055 Lifetime Portfolio (Class R6/JLKTX)
Accumulated Value			1,000,000				1,075,797.93			1,250,929.140557			1,394,485.355921			1,383,374.849627			1,627,925.420804		2,107,647.367583		1,724,585.050931		1,908,511.856908		2,319,822.175088		2,626,024.852861
C000167625 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2060 Lifetime Portfolio (Class R6/JESRX)
Accumulated Value		$ 1,000,000		$ 1,062,000				$ 1,234,433.19114			$ 1,376,042.626604			$ 1,364,212.320289			$ 1,605,756.343189			$ 2,080,159.198774		$ 1,701,292.481741		$ 1,885,156.417237		$ 2,292,497.547186		$ 2,593,277.099698
C000167624 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2060 Lifetime Portfolio (Class R5/JGHTX)
Accumulated Value		10,000		10,620				12,342.615932			13,745.890396			13,613.550599			16,018.555162			20,748.667908		16,970.350006		18,780.307582		22,818.604444		25,823.145151
C000167623 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2060 Lifetime Portfolio (Class R4/JROUX)
Accumulated Value		10,000		10,620				12,308.609842			13,703.590753			13,566.062064			15,936.032757			20,616.146618		16,830.939016		18,614.570849		22,589.985902		25,503.431519
C000167621 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2060 Lifetime Portfolio (Class R2/JVIMX)
Accumulated Value		10,000		10,610				12,299.476454			13,668.149402			13,494.086339			15,820.809304			20,411.899159		16,604.587018		18,317.653701		22,146.014199		24,948.895918
C000167619 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2060 Lifetime Portfolio (Class I/JMENX)
Accumulated Value		250,000		265,500				308,088.799245			343,367.077167			339,712.339804			399,493.40904			516,850.474494		422,466.925986		467,614.318745		568,161.394869		642,074.669777
C000167627 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2060 Lifetime Portfolio (Class A/JJERX)
Accumulated Value		9,500		10,079.5				11,651.210244			12,941.901837			12,774.090408			14,971.194358			19,323.00766		15,734.746006		17,362.426335		21,022.961264		23,702.580282
C000167626 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2060 Lifetime Portfolio (Class 1/JRETX)
Accumulated Value		10,000		10,620				12,329.797273			13,738.634063			13,612.016888			16,016.133197			20,743.48326		16,956.416879		18,780.46256		22,833.748004		25,821.978913
C000221540 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2065 Lifetime Portfolio (Class 1/JAAVX)
Accumulated Value	$ 10,000				$ 13,741.3365				$ 11,244.953257			$ 12,454.614035			$ 15,129.688523			$ 17,115.670444
C000221534 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2065 Lifetime Portfolio (Class A/JAAWX)
Accumulated Value	9,500				13,013.364955				10,604.991653			11,703.152537			14,174.589414			15,970.720811
C000221535 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2065 Lifetime Portfolio (Class I/JABSX)
Accumulated Value	250,000				343,482.375				280,658.311686			310,940.698003			377,484.597512			426,751.656245
C000221536 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2065 Lifetime Portfolio (Class R2/JAAZX)
Accumulated Value	10,000				13,713.9408				11,195.375983			12,376.20513			15,008.246858			16,908.830307
C000221537 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2065 Lifetime Portfolio (Class R4/JABBX)
Accumulated Value	10,000				13,727.84				11,220.850053			12,416.808535			15,071.932203			17,037.092866
C000221538 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2065 Lifetime Portfolio (Class R5/JABDX)
Accumulated Value	10,000				13,752.795				11,251.40914			12,468.293932			15,156.251878			17,142.580688
C000221539 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Multimanager 2065 Lifetime Portfolio (Class R6/JABEX)
Accumulated Value	1,000,000				1,375,279.5				1,125,011.802742			1,247,592.22251			1,515,905.768603			1,716,571.869521
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Accumulated Value			10,000				10,596.6456			10,648.792329			10,537.064241			11,608.957006			12,360.445076		12,350.022872		10,927.802266		10,797.408451		11,585.263061		11,948.59788
Bloomberg U S Aggregate Bond C000106461 Index [Member]
Account Value [Line Items]
Accumulated Value			1,000,000				1,059,664.56			1,064,879.23288			1,053,706.424129			1,160,895.700608			1,236,044.507616		1,235,002.287248		1,092,780.2266		1,079,740.845102		1,158,526.306144		1,194,859.788037
Bloomberg U S Aggregate Bond C000153958 Index [Member]
Account Value [Line Items]
Accumulated Value			250,000				264,916.14			266,219.80822			263,426.606032			290,223.925152			309,011.126904		308,750.571812		273,195.05665		269,935.211276		289,631.576537		298,714.94701
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Accumulated Value	10,000	10,000	10,000	10,663.807	13,834.0945		11,255.3025	12,394.976573	12,280.856323	13,082.495849	14,832.022577	14,238.979302	15,654.718881	15,265.349906	18,102.778593	16,112.081825	18,614.067583	20,977.428147	19,646.544746	24,415.270368	25,769.526174	21,674.019031	22,876.224276	25,129.836247	26,523.727287	31,948.909539	33,721.038028	37,022.269856	39,075.805332
Standard And Poor s 500 C000153974 Index [Member]
Account Value [Line Items]
Accumulated Value			250,000				281,382.5625			327,062.396223			391,367.972035			402,802.045641			491,163.61866		644,238.154356		571,905.606914		663,093.182194		843,025.950734		976,895.133328
Standard And Poor s 500 C000138477 Index [Member]
Account Value [Line Items]
Accumulated Value			1,000,000				1,125,530.25			1,308,249.58489			1,565,471.888138			1,611,208.182561			1,964,654.474635		2,576,952.617417		2,287,622.427649		2,652,372.728769		3,372,103.802928		3,907,580.533302
Standard And Poor s 500 C000167619 Index [Member]
Account Value [Line Items]
Accumulated Value		250,000		266,595.175				309,874.414328			370,800.564423			381,633.747641			465,351.689552			610,381.759181		541,850.475749		628,245.906132		798,722.738423		925,556.746343
Standard And Poor s 500 C000167625 Index [Member]
Account Value [Line Items]
Accumulated Value		1,000,000		1,066,380.7				1,239,497.657313			1,483,202.257694			1,526,534.990566			1,861,406.75821			2,441,527.036727		2,167,401.902999		2,512,983.624533		3,194,890.9537		3,702,226.985379
Standard And Poor s 500 C000221535 Index [Member]
Account Value [Line Items]
Accumulated Value	250,000				345,852.3625				307,021.408063			355,974.482525			452,569.464785			524,435.703618
Standard And Poor s 500 C000221539 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000				1,383,409.45				1,228,085.632251			1,423,897.930098			1,810,277.859135			2,097,742.814465
John Hancock 2010 Lifetime C000106459 Index [Member]
Account Value [Line Items]
Accumulated Value			1,000,000				1,090,709.28			1,165,602.887247			1,223,552.361726			1,300,047.179114			1,405,675.011381		1,575,872.960992		1,420,271.611516		1,484,303.435107		1,664,446.114468		1,785,364.296458
S And P Target Date 2010 C000106459 Index [Member]
Account Value [Line Items]
Accumulated Value			1,000,000				1,064,524.02			1,132,155.360039			1,193,022.092717			1,245,781.430839			1,359,837.492175		1,507,636.257435		1,352,814.165345		1,424,229.198077		1,598,506.542067		1,721,133.781488
John Hancock 2010 Lifetime C000153956 Index [Member]
Account Value [Line Items]
Accumulated Value			250,000				272,677.32			291,400.721812			305,888.090432			325,011.794779			351,418.752846		393,968.240249		355,067.90288		371,075.858778		416,111.528618		446,341.074116
S And P Target Date 2010 C000153956 Index [Member]
Account Value [Line Items]
Accumulated Value			250,000				266,131.005			283,038.84001			298,255.52318			311,445.357711			339,959.373045		376,909.06436		338,203.541337		356,057.29952		399,626.635518		430,283.445373
John Hancock 2010 Lifetime Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						John Hancock 2010 Lifetime Index
Accumulated Value			10,000				10,907.0928			11,656.028872			12,235.523617			13,000.471791			14,056.750114		15,758.72961		14,202.716115		14,843.034351		16,644.461145		17,853.642965
S And P Target Date 2010 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P Target Date 2010 Index
Accumulated Value			10,000				10,645.2402			11,321.5536			11,930.220927			12,457.814308			13,598.374921		15,076.362574		13,528.141653		14,242.29198		15,985.06542		17,211.337814
S And P Target Date 2015 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P Target Date 2015 Index
Accumulated Value			10,000				10,702.0728			11,520.791215			12,248.959713			12,725.461884			13,918.488188		15,685.947453		14,032.497536		14,805.821178		16,697.412299		18,012.173055
John Hancock 2015 Lifetime Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						John Hancock 2015 Lifetime Index
Accumulated Value			10,000				10,985.0636			11,823.226589			12,520.384327			13,290.45044			14,489.658017		16,486.272615		14,713.227905		15,427.884108		17,428.757254		18,750.28981
S And P Target Date 2015 C000153957 Index [Member]
Account Value [Line Items]
Accumulated Value			250,000				267,551.82			288,019.780378			306,223.992831			318,136.547115			347,962.20472		392,148.686352		350,812.438419		370,145.529478		417,435.307518		450,304.326432
John Hancock 2015 Lifetime C000153957 Index [Member]
Account Value [Line Items]
Accumulated Value			250,000				274,626.59			295,580.664727			313,009.608181			332,261.261002			362,241.450423		412,156.815367		367,830.697627		385,697.102691		435,718.931333		468,757.245229
S And P Target Date 2015 C000106460 Index [Member]
Account Value [Line Items]
Accumulated Value			1,000,000				1,070,207.28			1,152,079.121511			1,224,895.971325			1,272,546.18846			1,391,848.81888		1,568,594.745408		1,403,249.753675		1,480,582.11791		1,669,741.230071		1,801,217.305726
John Hancock 2015 Lifetime C000106460 Index [Member]
Account Value [Line Items]
Accumulated Value			1,000,000				1,098,506.36			1,182,322.65891			1,252,038.432725			1,329,045.044009			1,448,965.801695		1,648,627.261471		1,471,322.790511		1,542,788.410768		1,742,875.725337		1,875,028.980922
John Hancock 2020 Lifetime C000106461 Index [Member]
Account Value [Line Items]
Accumulated Value			1,000,000				1,106,570.11			1,209,473.71621			1,301,564.000446			1,376,151.088649			1,517,597.980128		1,753,476.519294		1,549,358.28054		1,630,001.325478		1,854,856.422325		2,001,078.500907
S And P Target Date 2020 C000106461 Index [Member]
Account Value [Line Items]
Accumulated Value			1,000,000				1,074,033.9			1,169,536.199603			1,253,456.211129			1,296,947.306079			1,420,185.366096		1,616,048.540841		1,435,901.323565		1,526,488.647802		1,736,228.87493		1,881,173.549894
John Hancock 2020 Lifetime C000153958 Index [Member]
Account Value [Line Items]
Accumulated Value			250,000				276,642.5275			302,368.429053			325,391.000112			344,037.772163			379,399.495033		438,369.129825		387,339.570136		407,500.331371		463,714.105583		500,269.625229
S And P Target Date 2020 C000153958 Index [Member]
Account Value [Line Items]
Accumulated Value			250,000				268,508.475			292,384.049901			313,364.052782			324,236.82652			355,046.341524		404,012.13521		358,975.330891		381,622.16195		434,057.218732		470,293.387473
John Hancock 2020 Lifetime Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						John Hancock 2020 Lifetime Index
Accumulated Value			10,000				11,065.7011			12,094.737162			13,015.640004			13,761.510886			15,175.979801		17,534.765193		15,493.582805		16,300.013254		18,548.564222		20,010.785008
S And P Target Date 2020 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P Target Date 2020 Index
Accumulated Value			10,000				10,740.339			11,695.361996			12,534.562111			12,969.47306			14,201.85366		16,160.485407		14,359.013234		15,264.886476		17,362.288747		18,811.735496
S And P Target Date 2025 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P Target Date 2025 Index
Accumulated Value			10,000				10,773.3243			11,865.956467			12,876.443758			13,216.474584			14,575.093941		17,046.725691		15,069.223857		16,147.725044		18,457.298632		20,133.992863
S And P Target Date 2025 C000153959 Index [Member]
Account Value [Line Items]
Accumulated Value			250,000				269,333.1075			296,648.911663			321,911.09394			330,411.86458			364,377.348492		426,168.142241		376,730.596396		403,693.126067		461,432.465763		503,349.821531
John Hancock 2025 Lifetime Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						John Hancock 2025 Lifetime Index
Accumulated Value			10,000				11,115.1173			12,340.237644			13,505.164839			14,178.200401			15,906.53182		18,910.308882		16,497.761364		17,470.850967		20,068.936847		21,716.551808
John Hancock 2025 Lifetime C000153959 Index [Member]
Account Value [Line Items]
Accumulated Value			250,000				277,877.9325			308,505.941107			337,629.120987			354,455.010036			397,663.295521		472,757.72207		412,444.034118		436,771.2742		501,723.421193		542,913.79523
S And P Target Date 2025 C000106462 Index [Member]
Account Value [Line Items]
Accumulated Value			1,000,000				1,077,332.43			1,186,595.64665			1,287,644.375757			1,321,647.458316			1,457,509.393964		1,704,672.568959		1,506,922.385578		1,614,772.50426		1,845,729.863045		2,013,399.286118
John Hancock 2025 Lifetime C000106462 Index [Member]
Account Value [Line Items]
Accumulated Value			1,000,000				1,111,511.73			1,234,023.764428			1,350,516.483947			1,417,820.040141			1,590,653.182083		1,891,030.888278		1,649,776.13647		1,747,085.096798		2,006,893.684772		2,171,655.180919
John Hancock 2030 Lifetime C000106463 Index [Member]
Account Value [Line Items]
Accumulated Value			1,000,000				1,109,953.36			1,252,970.173364			1,391,715.695462			1,446,801.194404			1,644,994.496854		2,006,238.315153		1,727,880.894253		1,850,328.918984		2,159,226.473867		2,360,214.464279
S And P Target Date 2030 C000106463 Index [Member]
Account Value [Line Items]
Accumulated Value			1,000,000				1,080,116.67			1,201,731.347944			1,320,571.450223			1,342,785.601342			1,490,177.913082		1,787,844.751174		1,567,570.87138		1,702,532.17096		1,975,880.487086		2,172,364.018602
John Hancock 2030 Lifetime C000153960 Index [Member]
Account Value [Line Items]
Accumulated Value			250,000				277,488.34			313,242.543341			347,928.923866			361,700.298602			411,248.624215		501,559.57879		431,970.223565		462,582.229748		539,806.618469		590,053.616072
S And P Target Date 2030 C000153960 Index [Member]
Account Value [Line Items]
Accumulated Value			250,000				270,029.1675			300,432.836986			330,142.862556			335,696.400336			372,544.478271		446,961.187794		391,892.717845		425,633.04274		493,970.121771		543,091.00465
John Hancock 2030 Lifetime Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						John Hancock 2030 Lifetime Index
Accumulated Value			10,000				11,099.5336			12,529.701734			13,917.156955			14,468.011944			16,449.944968		20,062.383151		17,278.808942		18,503.289189		21,592.264738		23,602.144642
S And P Target Date 2030 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P Target Date 2030 Index
Accumulated Value			10,000				10,801.1667			12,017.313479			13,205.714502			13,427.856013			14,901.77913		17,878.447511		15,675.708713		17,025.321709		19,758.80487		21,723.640185
S And P Target Date 2035 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P Target Date 2035 Index
Accumulated Value			10,000				10,826.0571			12,167.237663			13,520.714489			13,622.685554			15,215.688346		18,784.437362		16,317.508761		17,964.205007		21,171.235604		23,532.413335
John Hancock 2035 Lifetime Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						John Hancock 2035 Lifetime Index
Accumulated Value			10,000				11,081.179			12,686.921622			14,282.103085			14,646.764595			16,799.943275		21,007.692852		17,953.519048		19,445.045704		23,006.339517		25,410.714575
S And P Target Date 2035 C000153961 Index [Member]
Account Value [Line Items]
Accumulated Value			250,000				270,651.4275			304,180.941564			338,017.862204			340,567.138838			380,392.208636		469,610.934034		407,937.719014		449,105.125152		529,280.890069		588,310.333343
John Hancock 2035 Lifetime C000153961 Index [Member]
Account Value [Line Items]
Accumulated Value			250,000				277,029.475			317,173.04054			357,052.577115			366,169.114874			419,998.581885		525,192.321301		448,837.97619		486,126.142598		575,158.487925		635,267.864378
S And P Target Date 2035 C000106464 Index [Member]
Account Value [Line Items]
Accumulated Value			1,000,000				1,082,605.71			1,216,723.766254			1,352,071.448814			1,362,268.55535			1,521,568.834541		1,878,443.736132		1,631,750.876051		1,796,420.500601		2,117,123.56027		2,353,241.333364
John Hancock 2035 Lifetime C000106464 Index [Member]
Account Value [Line Items]
Accumulated Value			1,000,000				1,108,117.9			1,268,692.162159			1,428,210.308457			1,464,676.459492			1,679,994.327534		2,100,769.285196		1,795,351.904752		1,944,504.570385		2,300,633.95169		2,541,071.457499
John Hancock 2040 Lifetime C000153962 Index [Member]
Account Value [Line Items]
Accumulated Value			250,000				276,450.8775			320,075.743786			364,564.537362			369,087.897379			426,510.62198		544,972.74021		464,292.005648		509,031.591889		609,697.450437		681,864.813498
S And P Target Date 2040 C000153962 Index [Member]
Account Value [Line Items]
Accumulated Value			250,000				271,066.805			306,742.755645			343,497.194089			344,111.154104			385,869.730877		485,840.490318		419,577.060507		467,533.073781		558,406.280447		626,584.755657
John Hancock 2040 Lifetime Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						John Hancock 2040 Lifetime Index
Accumulated Value			10,000				11,058.0351			12,803.029751			14,582.581494			14,763.515895			17,060.424879		21,798.909608		18,571.680226		20,361.263676		24,387.898018		27,274.59254
S And P Target Date 2040 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P Target Date 2040 Index
Accumulated Value			10,000				10,842.6722			12,269.710226			13,739.887764			13,764.446165			15,434.789236		19,433.619614		16,783.082421		18,701.322952		22,336.251219		25,063.390228
John Hancock 2040 Lifetime C000106465 Index [Member]
Account Value [Line Items]
Accumulated Value			1,000,000				1,105,803.51			1,280,302.975146			1,458,258.149449			1,476,351.589516			1,706,042.487921		2,179,890.960841		1,857,168.022592		2,036,126.367557		2,438,789.801748		2,727,459.253991
S And P Target Date 2040 C000106465 Index [Member]
Account Value [Line Items]
Accumulated Value			1,000,000				1,084,267.22			1,226,971.022581			1,373,988.776357			1,376,444.616416			1,543,478.923507		1,943,361.961269		1,678,308.242026		1,870,132.295121		2,233,625.121785		2,506,339.022623
S And P Target Date 2045 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P Target Date 2045 Index
Accumulated Value			10,000				10,854.9578			12,352.678092			13,880.486224			13,856.397889			15,572.654103		19,829.905814		17,065.760115		19,175.760627		23,085.860446		26,096.252031
John Hancock 2045 Lifetime Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						John Hancock 2045 Lifetime Index
Accumulated Value			10,000				11,058.0351			12,803.029751			14,597.414828			14,718.248725			17,060.917345		22,099.593474		18,770.316016		20,796.110256		25,174.044791		28,469.919599
S And P Target Date 2045 C000153963 Index [Member]
Account Value [Line Items]
Accumulated Value			250,000				271,373.945			308,816.952309			347,012.155602			346,409.947237			389,316.352584		495,747.645374		426,644.002907		479,394.015706		577,146.511182		652,406.300811
John Hancock 2045 Lifetime C000153963 Index [Member]
Account Value [Line Items]
Accumulated Value			250,000				276,450.8775			320,075.743786			364,935.370717			367,956.218131			426,522.933635		552,489.836857		469,257.900397		519,902.756386		629,351.119753		711,747.989961
S And P Target Date 2045 C000106466 Index [Member]
Account Value [Line Items]
Accumulated Value			1,000,000				1,085,495.78			1,235,267.809238			1,388,048.622411			1,385,639.788951			1,557,265.410338		1,982,990.581498		1,706,576.011629		1,917,576.062827		2,308,586.044731		2,609,625.203247
John Hancock 2045 Lifetime C000106466 Index [Member]
Account Value [Line Items]
Accumulated Value			1,000,000				1,105,803.51			1,280,302.975146			1,459,741.48287			1,471,824.872527			1,706,091.734544		2,209,959.347432		1,877,031.601593		2,079,611.025548		2,517,404.479017		2,846,991.959848
John Hancock 2050 Lifetime C000153964 Index [Member]
Account Value [Line Items]
Accumulated Value			250,000				276,450.8775			320,075.743786			364,935.370717			367,956.218131			426,522.933635		552,495.650364		468,885.306779		521,383.304625		634,470.326701		723,041.083644
S And P Target Date 2050 C000153964 Index [Member]
Account Value [Line Items]
Accumulated Value			250,000				271,636.325			310,689.601682			350,219.422642			348,628.603448			392,271.34746		502,606.60772		431,828.037401		486,969.644985		589,066.230104		667,278.615207
John Hancock 2050 Lifetime C000106467 Index [Member]
Account Value [Line Items]
Accumulated Value			1,000,000				1,105,803.51			1,280,302.975146			1,459,741.48287			1,471,824.872527			1,706,091.734544		2,209,982.601463		1,875,541.227121		2,085,533.218505		2,537,881.306809		2,892,164.334583
S And P Target Date 2050 C000106467 Index [Member]
Account Value [Line Items]
Accumulated Value			1,000,000				1,086,545.3			1,242,758.406726			1,400,877.690565			1,394,514.413787			1,569,085.389833		2,010,426.43087		1,727,312.149596		1,947,878.579932		2,356,264.920407		2,669,114.460817
John Hancock 2050 Lifetime Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						John Hancock 2050 Lifetime Index
Accumulated Value			10,000				11,058.0351			12,803.029751			14,597.414828			14,718.248725			17,060.917345		22,099.826014		18,755.412271		20,855.332185		25,378.813068		28,921.643346
S And P Target Date 2050 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P Target Date 2050 Index
Accumulated Value			10,000				10,865.453			12,427.584067			14,008.776905			13,945.144137			15,690.853897		20,104.264307		17,273.121494		19,478.785797		23,562.649201		26,691.144605
S And P Target Date 2055 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P Target Date 2055 Index
Accumulated Value			10,000				10,869.0842			12,473.524934			14,072.583431			14,001.381506			15,754.738388		20,237.371713		17,380.043439		19,614.21222		23,743.021741		26,964.951691
John Hancock 2055 Lifetime Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						John Hancock 2055 Lifetime Index
Accumulated Value			10,000				11,058.0351			12,803.029751			14,597.414828			14,718.248725			17,060.917345		22,099.826014		18,755.412271		20,855.332185		25,378.813068		28,921.643346
S And P Target Date 2055 C000153974 Index [Member]
Account Value [Line Items]
Accumulated Value			250,000				271,727.105			311,838.123343			351,814.585771			350,034.537657			393,868.459719		505,934.292844		434,501.086002		490,355.305535		593,575.543573		674,123.792322
John Hancock 2055 Lifetime C000153974 Index [Member]
Account Value [Line Items]
Accumulated Value			250,000				276,450.8775			320,075.743786			364,935.370717			367,956.218131			426,522.933635		552,495.650364		468,885.306779		521,383.304625		634,470.326701		723,041.083644
S And P Target Date 2055 C000138477 Index [Member]
Account Value [Line Items]
Accumulated Value			1,000,000				1,086,908.42			1,247,352.493371			1,407,258.343082			1,400,138.150624			1,575,473.83887		2,023,737.171367		1,738,004.344		1,961,421.222132		2,374,302.174284		2,696,495.169279
John Hancock 2055 Lifetime C000138477 Index [Member]
Account Value [Line Items]
Accumulated Value			$ 1,000,000				$ 1,105,803.51			$ 1,280,302.975146			$ 1,459,741.48287			$ 1,471,824.872527			$ 1,706,091.734544		$ 2,209,982.601463		$ 1,875,541.227121		$ 2,085,533.218505		$ 2,537,881.306809		$ 2,892,164.334583
S And P Target Date 2060 Plus C000167619 Index [Member]
Account Value [Line Items]
Accumulated Value		250,000		265,179.52				305,065.572024			345,027.435288			343,289.890925			386,969.928434			496,643.068747		426,292.29672		481,504.447269		583,039.651193		662,050.467758
John Hancock 2060 Lifetime C000167619 Index [Member]
Account Value [Line Items]
Accumulated Value		250,000		270,021.76				312,632.0902			356,448.465559			359,399.060409			416,603.753485			539,646.859699		457,980.950973		509,258.059959		619,715.140111		706,226.103254
John Hancock 2060 Lifetime C000167625 Index [Member]
Account Value [Line Items]
Accumulated Value		1,000,000		1,080,087.04				1,250,528.360801			1,425,793.862237			1,437,596.241638			1,666,415.01394			2,158,587.438798		1,831,923.803893		2,037,032.239837		2,478,860.560445		2,824,904.413019
S And P Target Date 2060 Plus C000167625 Index [Member]
Account Value [Line Items]
Accumulated Value		1,000,000		1,060,718.08				1,220,262.288097			1,380,109.741153			1,373,159.563701			1,547,879.713738			1,986,572.274989		1,705,169.18688		1,926,017.789077		2,332,158.604773		2,648,201.871033
S And P Target Date 2060 Plus Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P Target Date 2060+ Index
Accumulated Value	10,000	10,000		10,607.1808	13,322.5848			12,202.622881	11,435.406291		13,801.097412	12,916.48718		13,731.595637	15,640.196519		15,478.797137	17,759.683068		19,865.722749		17,051.691868		19,260.17789		23,321.586047		26,482.018709
John Hancock 2060 Lifetime Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						John Hancock 2060 Lifetime Index
Accumulated Value		$ 10,000		$ 10,800.8704				$ 12,505.283608			$ 14,257.938622			$ 14,375.962416			$ 16,664.150139			$ 21,585.874387		$ 18,319.238038		$ 20,370.322397		$ 24,788.605603		$ 28,249.044129
John Hancock 2065 Lifetime Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						John Hancock 2065 Lifetime Index
Accumulated Value	10,000				13,474.154				11,435.081575			12,715.392302			15,473.336097			17,633.382096
John Hancock 2065 Lifetime C000221535 Index [Member]
Account Value [Line Items]
Accumulated Value	250,000				336,853.85				285,877.039381			317,884.807551			386,833.402433			440,834.552404
S And P Target Date 2060 Plus C000221535 Index [Member]
Account Value [Line Items]
Accumulated Value	250,000				333,064.62				285,885.15727			322,912.17949			391,004.912963			443,992.076685
S And P Target Date 2060 Plus C000221539 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000				1,332,258.48				1,143,540.629081			1,291,648.717963			1,564,019.651856			1,775,968.306744
John Hancock 2065 Lifetime C000221539 Index [Member]
Account Value [Line Items]
Accumulated Value	$ 1,000,000				$ 1,347,415.4				$ 1,143,508.157523			$ 1,271,539.230202			$ 1,547,333.609731			$ 1,763,338.209616